Payables and Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payables and Accrued Liabilities
	September 30, 2020	December 31, 2019
	$	$
Trade accounts payable	308	1,087
Salaries, employment taxes and benefits	113	64
Accrued audit fees	130	216
PIP study payables	—	118
Accrued severance	57	427
Other accrued liabilities	328	236
	936	2,148